Pacer US Cash Cows Bond ETF
Schedule of Investments
July 31, 2025 (Unaudited)

CORPORATE BONDS - 98.3%	Par	Value
Communication Services - 7.0%
AT&T, Inc., 4.50%, 05/15/2035	50,000	$47,442
Fox Corp.
6.50%, 10/13/2033	45,000	48,542
5.48%, 01/25/2039	50,000	48,681
5.58%, 01/25/2049	50,000	46,794
Nexstar Media, Inc.
5.63%, 07/15/2027 (a)	50,000	49,903
4.75%, 11/01/2028 (a)	54,000	52,485
Playtika Holding Corp., 4.25%, 03/15/2029 (a)	55,000	50,292
		344,139

Consumer Discretionary - 17.7%
BorgWarner, Inc.
5.40%, 08/15/2034	50,000	50,558
4.38%, 03/15/2045	60,000	49,292
Dick's Sporting Goods, Inc., 4.10%, 01/15/2052	65,000	46,378
Gap, Inc.
3.63%, 10/01/2029 (a)	52,000	47,986
3.88%, 10/01/2031 (a)	59,000	52,431
Kohl's Corp., 5.13%, 05/01/2031 (b)	60,000	43,222
Lear Corp., 5.25%, 05/15/2049	54,000	46,618
Leggett & Platt, Inc.
3.50%, 11/15/2027	52,000	50,358
4.40%, 03/15/2029	54,000	52,727
3.50%, 11/15/2051	74,000	47,600
Newell Brands, Inc.
6.63%, 09/15/2029	50,000	49,778
7.00%, 04/01/2046 (b)	57,000	48,914
Tapestry, Inc.
5.10%, 03/11/2030	45,000	45,620
3.05%, 03/15/2032	54,000	48,121
Under Armour, Inc., 3.25%, 06/15/2026	50,000	49,182
VF Corp.
2.80%, 04/23/2027	54,000	51,552
2.95%, 04/23/2030	57,000	48,316
William Carter Co., 5.63%, 03/15/2027 (a)	45,000	44,624
		873,277

Consumer Staples - 9.6%
Altria Group, Inc.
3.40%, 02/04/2041	65,000	48,269
3.88%, 09/16/2046	65,000	47,841
5.95%, 02/14/2049	49,000	48,441
4.45%, 05/06/2050	60,000	46,839
Conagra Brands, Inc.
5.30%, 11/01/2038	50,000	47,073
5.40%, 11/01/2048	50,000	44,062
Pilgrim's Pride Corp.
4.25%, 04/15/2031	52,000	49,702
3.50%, 03/01/2032	49,000	44,004
6.25%, 07/01/2033	47,000	49,400
6.88%, 05/15/2034	45,000	49,223
		474,854

Energy - 22.2%
Cheniere Energy, Inc., 5.65%, 04/15/2034	49,000	49,843
Devon Energy Corp.
5.20%, 09/15/2034	50,000	48,570
5.00%, 06/15/2045	55,000	45,915
5.75%, 09/15/2054	52,000	46,580
Diamondback Energy, Inc.
6.25%, 03/15/2053	47,000	46,626
5.75%, 04/18/2054	50,000	46,439
5.90%, 04/18/2064	50,000	46,176
EQT Corp., 5.75%, 02/01/2034	50,000	51,415
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	50,000	46,882
5.40%, 09/01/2044	54,000	50,050
Kinder Morgan, Inc.
5.55%, 06/01/2045	52,000	48,803
5.20%, 03/01/2048	55,000	48,964
Occidental Petroleum Corp.
6.45%, 09/15/2036	45,000	45,798
6.20%, 03/15/2040	49,000	47,978
6.60%, 03/15/2046	45,000	44,461
6.05%, 10/01/2054	49,000	44,798
Ovintiv, Inc., 6.25%, 07/15/2033	47,000	48,603
Phillips 66 Co., 5.65%, 06/15/2054	42,000	38,811
Range Resources Corp., 8.25%, 01/15/2029	49,000	50,241
Weatherford International Ltd., 8.63%, 04/30/2030 (a)	50,000	51,366
Williams Cos., Inc.
5.40%, 03/04/2044	50,000	46,852
5.75%, 06/24/2044	49,000	48,117
4.90%, 01/15/2045	55,000	48,304
		1,091,592

Health Care - 14.6%
Amgen, Inc., 5.51%, 03/02/2026	50,000	50,000
CVS Health Corp.
4.13%, 04/01/2040	60,000	49,903
6.00%, 06/01/2044	50,000	49,247
5.88%, 06/01/2053	50,000	47,407
6.00%, 06/01/2063	50,000	47,748
DaVita, Inc., 6.88%, 09/01/2032 (a)	50,000	51,407
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (a)	50,000	45,715
Mylan, Inc., 5.20%, 04/15/2048	59,000	46,838
Royalty Pharma PLC
3.30%, 09/02/2040	65,000	48,749
3.55%, 09/02/2050	70,000	47,434
3.35%, 09/02/2051	73,000	47,097
5.90%, 09/02/2054	49,000	47,334
Utah Acquisition Sub, Inc., 5.25%, 06/15/2046	57,000	46,034
Viatris, Inc.
3.85%, 06/22/2040	65,000	47,687
4.00%, 06/22/2050	70,000	45,997
		718,597

Industrials - 5.7%
AGCO Corp., 5.80%, 03/21/2034	49,000	49,940
MasTec, Inc., 5.90%, 06/15/2029	49,000	50,632
Owens Corning
4.30%, 07/15/2047	60,000	48,307
5.95%, 06/15/2054	30,000	30,221
WESCO Distribution, Inc.
7.25%, 06/15/2028 (a)	49,000	49,652
6.63%, 03/15/2032 (a)	50,000	51,590
		280,342

Information Technology - 9.8%
Arrow Electronics, Inc.
2.95%, 02/15/2032	59,000	51,740
5.88%, 04/10/2034	49,000	50,388
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	55,000	51,475
DXC Technology Co., 2.38%, 09/15/2028	57,000	53,012
Hewlett Packard Enterprise Co., 6.35%, 10/15/2045 (b)	45,000	46,270
Jabil, Inc., 3.00%, 01/15/2031	55,000	49,980
Marvell Technology, Inc., 1.65%, 04/15/2026	30,000	29,386
Qorvo, Inc., 4.38%, 10/15/2029	50,000	48,495
Skyworks Solutions, Inc., 3.00%, 06/01/2031	59,000	51,981
TD SYNNEX Corp., 6.10%, 04/12/2034	45,000	47,216
		479,943

Materials - 11.7%
Berry Global, Inc.
1.57%, 01/15/2026	54,000	53,182
5.80%, 06/15/2031	49,000	51,386
5.65%, 01/15/2034	50,000	51,685
CF Industries, Inc., 5.38%, 03/15/2044	50,000	46,657
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	50,000	50,037
6.75%, 04/15/2030 (a)	49,000	48,742
7.00%, 03/15/2032 (a)	50,000	48,781
Dow Chemical Co.
4.63%, 10/01/2044	55,000	44,248
5.55%, 11/30/2048	50,000	44,534
6.90%, 05/15/2053	40,000	41,868
LYB International Finance BV, 4.88%, 03/15/2044	55,000	46,095
Southern Copper Corp., 5.88%, 04/23/2045	47,000	46,480
		573,695
TOTAL CORPORATE BONDS (Cost $4,795,321)		4,836,439

TOTAL INVESTMENTS - 98.3% (Cost $4,795,321)		4,836,439
Other Assets in Excess of Liabilities - 1.7%		82,609
TOTAL NET ASSETS - 100.0%		$4,919,048
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $644,974 or 13.1% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer US Cash Cows Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$4,836,439	$–	$4,836,439
Total Investments	$–	$4,836,439	$–	$4,836,439

Refer to the Schedule of Investments for further disaggregation of investment categories.